Operating segments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating segments
8.	Operating segments

In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (CODM), who is the Croup’s CEO and its ultimate controlling shareholder, reviews selected items of segment’s statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered the aforementioned roles of CEO responsibilities as well as the following factors:

•	The CEO determines compensation of our other executive officers while board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the BOD;

•	The CEO is actively involved in the day-to-day operations of the Group and regularly chairs meetings on key projects of the Group; and

•	The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data (since 2017 such reports represent separately Payment Services and Consumer Financial Services operating segments and Corporate and Other).

The financial data is presented on a combined basis for all key subsidiaries and joint ventures representing the segment net revenue, segment profit before tax and segment net profit. The Group measures the performance of its operating segments by monitoring: segment net revenue, segment profit before tax and segment net profit. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct costs, which include the same items as the “Cost of revenue (exclusive of depreciation and amortization)” as reported in the Group’s consolidated statement of comprehensive income, except for payroll costs. Payroll costs are excluded because, although required to maintain the Group’s operations, they are not linked to payment volume. The Group does not monitor balances of assets and liabilities by segments as CODM consider they have no impact on decision making.

The Group has identified its operating segments based on the types of products and services the Group offers. Before January 1, 2017 the Group had one operating segment as only one segment was reviewed by CODM. In 2017 the Group continued to invest in the development of new business activities, hence SOVEST instalment card project became significant. As a result, CODM started to review segment net revenue, segment profit before tax and segment net profit separately for each of the following identified reportable segments: Payment Services and Consumer Financial Services:

•	Payment Services (PS), operating segment that generates revenue through operations of our payment processing system offered to our customers through a diverse range of channels and interfaces.

•	Consumer Financial Services (CFS), operating segment that generates revenue through financial services rendered to individuals.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and presented separately to CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as deferred taxation, share-based payments, foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering, effect from disposal of subsidiaries and fair value adjustments amortization and impairment thereof, as well as non-recurring items.

The segments’ statement of comprehensive income for the years ended December 31, 2015, 2016 and 2017, as presented to the CODM are presented below:

	2017
	PS	CFS	CO	Total
Segment net revenue	12,580	9	604	13,193

Segment profit/(loss) before tax	8,795	(2,704)	(1,273)	4,818

Segment net profit/(loss)	7,543	(2,164)	(1,325)	4,054

	2015*			2016*
	PS	CO	Total	PS	CFS	CO	Total
Segment net revenue	10,198	30	10,228	10,583	(3)	31	10,611

Segment profit/(loss) before tax	6,066	(995)	5,071	6,454	(259)	(605)	5,590

Segment net profit/(loss)	5,242	(1,100)	4,142	5,612	(219)	(679)	4,714

*	For comparative purposes 2015 and 2016 segment information is presented in 2017 format.

Segment net revenue, as presented to the CODM, for the years ended December 31, 2015, 2016 and 2017 is calculated by subtracting cost of revenue (exclusive of depreciation and amortization) from revenue and adding back payroll and related taxes as presented in the table below:

	2015	2016	2017
Revenue under IFRS	17,717	17,880	20,897
Cost of revenue (exclusive of depreciation and amortization)	(8,695)	(8,646)	(9,763)
Payroll and related taxes	1,206	1,377	2,059

Total segment net revenue, as presented to CODM	10,228	10,611	13,193

A reconciliation of segment profit before tax to IFRS consolidated profit before tax of the Group, as presented to the CODM, for the years ended December 31, 2015, 2016 and 2017 is presented below:

	2015	2016	2017
Consolidated profit before tax under IFRS	6,151	3,107	3,840

Amortization of fair value adjustments to intangible assets recorded on acquisitions	270	396	344
Share – based payments	88	224	398
Foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering	(1,476)	975	236
Impairment of intangible assets recorded on acquisitions	—	878	—
Loss on disposal of subsidiaries, net	38	10	—

Total segment profit before tax, as presented to CODM	5,071	5,590	4,818

A reconciliation of segment net profit to IFRS consolidated net profit of the Group, as presented to the CODM, for the years ended December 31, 2015, 2016 and 2017 is presented below:

	2015	2016	2017
Consolidated net profit under IFRS	5,274	2,489	3,142

Amortization of fair value adjustments to intangible assets recorded on acquisitions	270	396	344
Share – based payments	88	224	398
Foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering	(1,476)	975	236
Impairment of intangible assets recorded on acquisitions	—	878	—
Loss on disposal of subsidiaries, net	38	10	—
Effect from taxation of the above items	(52)	(258)	(66)

Total segment net profit, as presented to CODM	4,142	4,714	4,054

Geographic information

Revenues from external customers are presented below:

	2015	2016	2017
Russia	13,737	13,274	15,556
CIS	1,019	1,099	1,098
EU	566	807	989
Other	2,395	2,700	3,254

Total revenue per consolidated statement of comprehensive income	17,717	17,880	20,897

Revenue is recognized according to merchants’ geographic place. The majority of the Group’s non-current assets is located in Russia.

The Group does not have any single external customer amounting to 10% or greater of the Group’s revenue for the years ended December 31, 2017, 2016 and 2015.